Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Allowance	$ (5,263)		$ (5,147)	$ (5,408)	$ (5,020)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	500	$ 538	548
Credit related fair value adjustments	(134)	(150)	(168)
Carrying value	366	388	380
Carrying value net of related allowance	358	$ 388	$ 380
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ (8)